Notes to the Consolidated Statements of Operations - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes to the Consolidated Statements of Operations
Personnel	€ (782)	€ (906)	€ (2,812)	€ (1,467)
Amortization and depreciation	(12)	(5)	(18)	(38)
Other	(145)	(94)	(342)	(320)
Total	€ (940)	€ (1,006)	€ (3,172)	€ (1,825)